UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31,2009

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Needelman Asset Mgmt, Inc.
Address: 111 Pacifica, Ste 140
         Irvine, CA  92618



13F File Number: 28-01623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    D. Galloway
Title:   Director of Operations
Phone:   949-453-1333
Signature, Place, and Date of Signing:

_______________   ________________   ________________


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     28
Form 13F Information Table Value Total:     $18,327




List of Other Included Managers:



No.   13F File Number        Name


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                                             C>

                                                 MKT VALUE   TOTAL #    PUT/CALL INVSTMT  OTHER
NAME OF ISSUER                    CLASS CUSIP NO (x$1000)    OF SHARESH          DSCRETN  MANAGERS

AON CORP                          COM   037389103       601   15,665 SH          DEFINED           0
AT&T INC                          COM   00206R102       515   18,373 SH          DEFINED           0
BERKSHIRE HATHAWAY INC CL B       COM   084670207       539      164 SH          DEFINED           0
BRISTOL-MYERS SQUIBB CO           COM   110122108       853   33,779 SH          DEFINED           0
DELL INC                          COM   24702R101       551   38,360 SH          DEFINED           0
DIAGEO PLC - SPONSORED ADR        COM   25243Q205       499    7,194 SH          DEFINED           0
DTE ENERGY CO                     COM   233331107       810   18,578 SH          DEFINED           0
EMERSON ELECTRIC COMPANY          COM   291011104       827   19,416 SH          DEFINED           0
FLUOR CORP (NEW)                  COM   343412102       422    9,375 SH          DEFINED           0
GENERAL ELECTRIC COMPANY          COM   369604103       494   32,677 SH          DEFINED           0
HONEYWELL INTERNATIONAL INC       COM   438516106       312    7,950 SH          DEFINED           0
INTEL CORPORATION                 COM   458140100       924   45,300 SH          DEFINED           0
INTERNATIONAL BUSINESS MACHINE    COM   459200101       880    6,726 SH          DEFINED           0
JOHNSON & JOHNSON                 COM   478160104     1,031   16,003 SH          DEFINED           0
JPMORGAN CHASE & CO               COM   46625H100       259    6,218 SH          DEFINED           0
KIMBERLY CLARK                    COM   494368103       826   12,965 SH          DEFINED           0
KROGER COMPANY                    COM   501044101       548   26,715 SH          DEFINED           0
MARSH & MCLENNAN COS INC          COM   571748102       628   28,449 SH          DEFINED           0
MERCK & CO. INC.                  COM   58933Y105       301    8,242 SH          DEFINED           0
MICROSOFT CORP                    COM   594918104       836   27,441 SH          DEFINED           0
NESTLE SA SPNSRD ADR REP RG SH    COM   641069406     1,059   21,801 SH          DEFINED           0
PFIZER INC                        COM   717081103       842   46,270 SH          DEFINED           0
PROCTER AND GAMBLE COMPANY        COM   742718109       665   10,966 SH          DEFINED           0
SYSCO CORP                        COM   871829107       649   23,222 SH          DEFINED           0
UNITEDHEALTH GROUP INC            COM   91324P102       357   11,720 SH          DEFINED           0
VERIZON COMMUNICATIONS            COM   92343V104       784   23,665 SH          DEFINED           0
WELLPOINT INC                     COM   94973V107       720   12,360 SH          DEFINED           0
WELLS FARGO & CO (NEW)            COM   949746101       594   22,006 SH          DEFINED           0



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